Annual Operating Expenses {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-11 - Fidelity Total Emerging Markets Fund - Fidelity Total Emerging Markets Fund
Dec. 30, 2020
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.38%
Total annual operating expenses	1.16%